Parasnand Madho
Director
Corporate Actions & Market Watch

13003876

NYSE EURONEXT

Received SEC

DEC 26 2013

Washington, DC 20549

CERT NYS
File No. 001-36013

December 26, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, American Homes 4 Rent, Series B participating preferred shares of beneficial interest, $0.01 par value per share, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 23, 2013. Tentative listing date – January 3, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
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